NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($)	May 31, 2021 USD ($) a $ / shares shares	Jun. 30, 2023 USD ($) a	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) a	Dec. 31, 2021 USD ($) a $ / shares	Jan. 02, 2023	May 14, 2021
Land in acres | a		1,100	20				20		20	20
Working capital			$ 30,700,000				$ 30,700,000		$ 5,600,000
Net loss			378,660	$ 1,908,561	$ 1,860,507	$ 1,492,722	2,287,221	$ 3,353,229	10,417,639	$ 5,062,062
Accumulated deficit			$ 27,850,553				27,850,553		25,121,457	$ 14,703,818
Share price | $ / shares
Investments									2,680,000
Net cash used in operating activities							$ 288,488	$ 330,191	528,061	$ 1,035,678
Rancho Costa Verde Development, LLC [Member]
Land in acres | a		1,100
Consideration amount	$ 13,500,000	$ 2,680,000
Net loss									(1,689,973)	(672,679)
Number of shares exchanged | shares		3,000,000
Share price | $ / shares		$ 0.86
Fair value of equity investment		$ 100,000
Investments									$ 0	$ 2,511,830
Rancho Costa Verde Development, LLC [Member]
Equity investement	75.00%	25.00%							25.00%		25.00%	25.00%